Income Taxes - Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Deductible temporary differences:
Allowance for credit losses	₨ 43,093.6	$ 517.1	₨ 74,143.7
Investments AFS debt securities	7,704.7	92.4	25,117.0
Lease liabilities	32,034.7	384.4	24,578.8
Employee benefits	4,632.2	55.6	709.9
Borrowings	10,714.9	128.6	1.4
Stock based compensation	20,166.2	241.9	0.0
Others	320.1	3.9	5,458.1
Deferred tax asset	118,666.4	1,423.9	130,008.9
Taxable temporary differences:
ROU Asset	32,009.3	384.1	24,578.8
Loan origination cost	7,541.1	90.5	7,070.1
Intangible assets	313,272.2	3,759.0	0.0
Investments, others	53,998.2	647.9	8,304.6
Deferred tax liability	406,820.8	4,881.5	39,953.5
Net deferred tax asset			90,055.4
Net deferred tax (liability)	₨ (288,154.4)	$ (3,457.6)	₨ 0.0